Shareholders' equity - Narrative (Details) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
		Oct. 03, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) vote shares		Dec. 31, 2022 shares	Dec. 31, 2021 shares
Shareholders' equity
Common stock, shares outstanding (in shares)			733,727,803	733,727,803		717,490,830	708,340,434
Stock conversion ratio				1
Number of shares repurchased and held in treasury				254,315
Shares repurchased and held in treasury, amount | $				$ 1,050
Acquisition escrow shares returned and retired (in shares)				350,794		980,098
Sale of stock, shares issued in transaction (in shares)		2,700,000
Sale of stock, consideration | $		$ 16.2
Treasury shares
Shareholders' equity
Shares repurchased and held in treasury, amount | $			$ 1,100	$ 1,050
Mr. Boris Jordan | Minimum
Shareholders' equity
Threshold ownership percent				5.00%
SVS
Shareholders' equity
Common stock, conversion ratio			1	1
Number of votes | vote				1
SVS | Common shares
Shareholders' equity
Common stock, shares outstanding (in shares)	[1]		639,757,098	639,757,098		623,520,125	614,369,729
Number of shares repurchased and held in treasury			254,315	254,315	[1]
Acquisition escrow shares returned and retired (in shares)	[1]			350,794		980,098
SVS | 2018 Long Term Incentive Plan
Shareholders' equity
Number o f shares reserved for future issuance			73,372,780	73,372,780		71,749,083
MVS
Shareholders' equity
Number of votes | vote				15
Outstanding shares as percent of total shares				12.80%		13.10%
Voting power as percent to total				68.80%		69.30%
MVS | Common shares
Shareholders' equity
Common stock, shares outstanding (in shares)	[1]		93,970,705	93,970,705		93,970,705	93,970,705

[1]	*as defined herein